Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax benefit					$ (232,249)	$ (480,415)
State income taxes, net of federal					(75,096)	(184,760)
Warrant and note payable revaluation					6,431	(75,812)
Valuation allowance on start-up costs					302,697	1,227,602
Total provision for income taxes	$ 124,752	$ 288,900	$ 334,346	$ 383,577	$ 1,783	$ 486,615